Cover	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	SUPER MICRO COMPUTER, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33383
Entity Tax Identification Number	77-0353939
Entity Address, Address Line One	980 Rock Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	503-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001375365
Amendment Flag	false
Common Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SMCI
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/20th interest in a share of 7.00% of Series A Mandatory Convertible Preferred Stock, par value $0.001
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 7.00% Series A Mandatory Convertible Preferred Stock, par value $0.001
Trading Symbol	SMCIP
Security Exchange Name	NASDAQ